Financial Statements Select Asset Fund III For the period ending June 30, 2003 and the year ended December 31, 2002

Select Asset Fund III

Financial Statements

For the period ended June 30, 2003

Contents

Financial Statements

Statement of Assets and Liabilities 1

Statement of Operations 2

Statements of Changes in Net Assets 3

Notes to Financial Statements 4-9

Portfolio of Investments in Securities 10-23

54: Select Asset Fund III
Select Asset Fund III

Statement of Assets and Liabilities

June 30, 2003

(Unaudited)

Assets
Investments, at value (@ cost $386,228,401)		$311,665,893
Dividends receivable		379,319
Interest receivable		3,041
Prepaid expenses		23,017
Total Assets		312,071,270

Liabilities
AMPS Dividends Payable		148,056
Accrued expenses		424,367
Notes payable		367,500
Accrued interest expense		5,584
Total Liabilities		945,507

Preferred stock:
Series B Auction Market Preferred Stock, $.01 par value
at liquidation preference $100,000 per share, 1000 shares
authorized, issued and outstanding		100,000,000

Net Assets		$211,125,763

Net assets are represented by:
Common stock at par value, $.01 per share, 199,998,400 shares
authorized, 23,106,557.375 shares issued and outstanding		231,066
Additional paid-in capital		296,326,033
Accumulated net realized loss on investments		(10,868,828)
Net unrealized depreciation of investments		(74,562,508)

Net Assets		$211,125,763

Net asset value per common shares outstanding		$9.14

See accompanying notes		1

Select Asset Fund III

Statement of Operations

for the period from January 1, 2003 to June 30, 2003

(Unaudited)

Investment income:
Dividend income		$2,487,307
Interest income		16,884
Total investment income		2,504,191

Expenses:
Administration fees (Note 2)		359,360
Management fees (Note 2)		7,187
Broker dealer fee		125,694
Independent auditors		24,111
Interest expense		10,547
Rating agency fees		7,191
Trustee fees (Note 2)		12,397
Auction agent fee		6,299
Insurance		8,181
Legal expenses		2,476
Other expenses		600
Total expenses		564,043
Fee Waivers		(101,547)
Net Expenses		462,496
Net investment income		$2,041,695

Net realized and unrealized gains (losses) on investments:
Net realized loss on investments:		(1,839,928)
Net unrealized appreciation of investments:		31,103,383
Auction market preferred stock dividends		(715,825)

Net decrease in net assets resulting
from operations		$30,589,325

See accompanying notes		2

Select Asset Fund III

Statement of Changes in Net Assets

	Period from
	January 1, 2003 to
	June 30, 2003	Year ended
	(Unaudited)	December 31, 2002
From operations:
Net investment income	$2,041,695	$5,415,022
Net realized gain/(loss) on investments	(1,839,928)	(7,942,290)
Net change in unrealized depreciation
on investments	31,103,383	(60,892,314)
Unrealized depreciation distributed to
common stockholder (Note 2)	0	(28,668,220)
Auction market preferred stock dividends	(715,825)	(2,223,908)
Increase/(decrease) in net assets resulting from
operations	30,589,325	(94,311,710)

Dividends to stockholders from net investment income:
Common stock	0	(3,191,114)

Increase (decrease) from capital transactions:
Additional paid-in-capital	2,451,196	60,684,288
Distribution of capital to common stockholder	0	(56,245,964)
	2,451,196	4,438,324
Total Increase (decrease) in net assets	33,040,521	(93,064,500)

Net assets:
Beginning of period	178,085,242	271,149,742

End of period	$211,125,763	$178,085,242

See accompanying notes		3
1234: Report of Independent Auditors

1. Organization and Significant Accounting Policies

The Select Asset Fund III (the Fund) is registered as a diversified, closed-end management investment company under the Investment Company Act of 1940, as amended. The Fund commenced investment operations on August 24, 2000.

The Fund's objective is long-term capital appreciation with income as a secondary objective. The Fund's investments consist primarily of common stocks of large and medium capitalization U.S. companies. The Fund's investment portfolio must conform to certain rating agency asset coverage tests so long as the Fund has preferred stock outstanding.

The following is a summary of significant accounting policies consistently followed by the Fund in preparation of its financial statements.

Security Valuation

Investments in securities traded on a national securities exchange (or reported on the Nasdaq National Market) are valued at the last reported sales price on the primary exchange. Investments with maturities less than 60 days are valued at amortized cost which approximates fair value.

Security Transactions

Security transactions are accounted for on a trade date plus one business day basis which does not differ materially from a trade date basis. The cost of securities sold is determined using the identified cost method. Dividend income is recorded on ex-dividend date and interest income is recorded on the accrual basis.

Federal Income Taxes

It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and distribute its taxable income to stockholders. Therefore, no provision for Federal income tax is required.

1. Organization and Significant Accounting Policies (continued)

Reclassification

Certain amounts have been reclassified to conform to the current year presentation.

Distribution of Income and Gains

The Fund distributes substantially all of its taxable income in excess of the dividends paid to the preferred stockholders to the common stockholder. Dividends to the common stockholder are declared and paid at least annually. Net capital gains, if any, are generally distributed annually.

The character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States. Amounts distributed in excess of taxable income and net realized capital gains, if any, are considered a return of capital.

Use of Estimates

Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ from these amounts.

2. Related Party Transactions

A collective trust fund for employee benefit plans is the sole common stockholder of the Fund. Certain officers and trustees of the Fund are affiliated with the common stockholder. The President and Chief Executive Officer of the Fund received $10,000 in annual compensation during 2003 and 2002. No other fees or expenses were paid to affiliated officers and trustees.

Comerica Bank & Trust, National Association serves as both custodian and administrator for the Fund and receives a fee based on a percentage of net assets outstanding. An affiliate of Comerica Bank & Trust, National Association serves as investment advisor to the Fund. The annual investment management fee, which has been waived by the investment manager for 2003 and 2002, is 0.005% of average month end investments at fair value. The administration fee is 0.25% of total assets less total liabilities. During 2003 and 2002 the administrator waived a portion of the administration fee. The administration fees charged for the period January 1, 2003 to June 30, 2003 and the year ended December 31, 2002 were 0.18% and 0.04%

2. Related Party Transactions (continued)

of total assets less total liabilities, respectively. The administration and management fees are calculated and accrued on a monthly basis and generally paid on a quarterly basis.

For the year ended December 31, 2002, the Fund made an in-kind distribution in the amount of $84,914,184. The common stocks distributed from the Fund's investment portfolio had a market value of $56,245,964 on the distribution date with an associated $28,668,220 in unrealized losses.

Dividends to the common stockholder were $0 and $3,191,114 for the period from January 1, 2003 to June 30, 2003 and the year ended December 31, 2002 and 2001, respectively.

For the period from January 1, 2003 to June 30, 2003 and the year ended December 31, 2002, capital contributions made by the common stockholder amounted to $2,451,196 and $60,684,288, respectively, of which $60,000,000 of the 2002 contribution was used for the redemption of the Series A AMPS.

3. Investment Transactions

The aggregate cost of securities purchased and the aggregate proceeds of securities sold, excluding short-term securities, for the period from January 1, 2003 to June 30, 2003 were $1,088,134 and $2,640,902, respectively.

The cost of securities held at June 30, 2003 for federal income tax purposes was $386,228,401.

As of June 30, 2003, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were $21,054,971 and $95,617,479, respectively, resulting in a net unrealized depreciation for tax purposes of $74,562,508.

4. Auction Market Preferred Stock

The Fund had outstanding, at June 30, 2003, 1,000 shares of Series B Auction Market Preferred Stock. The AMPS rate in effect on June 30, 2003 was 1.00%. The $100,000,000 of AMPS were issued in August 2001. During 2002, the Fund redeemed 600 shares of Series A AMPS.

4. Auction Market Preferred Stock (continued)

Each series of AMPS is redeemable at the option of the Fund in whole, but not in part, at a price of $100,000 per share plus accumulated and unpaid dividends. Dividends are cumulative from the date of original issue and are paid every 49 days at a rate set through auction. The Fund is subject to certain asset coverage tests, and the AMPS are subject to mandatory redemption if the tests are not met.

In addition, the AMPS are subject to mandatory redemption if the Fund ceases to qualify as a regulated investment company or if Merrill Lynch, Pierce, Fenner & Smith Incorporated ceases to be the broker dealer. The liquidation value under mandatory redemption of the AMPS is $100,000 per share plus accumulated and unpaid dividends.

5. Notes Payable

As of June 30, 2003, the Fund had $367,500 of principal notes outstanding to investors. The notes are due on August 24, 2025 and bear interest at a floating rate. The interest rate, which resets annually, is set at the one-year U.S. Treasury bill rate plus 4.00%. As of June 30, 2003, the Fund was paying interest at 5.16% per annum.

6. Distributions to Shareholders

The tax character of distributions paid during the years ended December 31, 2002 and 2001 were as follows:

	2003	2002
Distributions paid from:
Ordinary income	$715,825	$ 5,415,022
Net long-term capital gains	-	-
Total taxable distributions	715,825	5,415,022
Tax return of capital	-	-
Total distributions paid	$ 715,825	$ 5,415,022

6. Distributions to Shareholders (continued)

As of June 30, 2003 the components of accumulated deficit on a tax basis were as follows:

Undistributed ordinary income	$ 1,325,870
Undistributed long-term capital gains	-
Accumulated earnings	-
Accumulated capital losses*	(12,194,698)
Unrealized depreciation	(74,562,508)
Total accumulated deficit	$ (85,431,336)

Capital loss carryforward expiring December 31, 2008	$ 64,252
Capital loss carryforward expiring December 31, 2010	9,137,213
Capital loss carryforward expiring December 31, 2011	2,993,234
Accumulated capital losses	$ 12,194,699

To the extent future capital gains are offset by capital loss carryforward, such gains will not be distributed. Net capital losses incurred after October 31, and within the taxable year, are deemed to arise on the first business day of the Funds next taxable year.

SELECT ASSET FUND III
SELECT ASSET FUND III

Notes to Financial Statements (continued)

7. Financial Highlights
	For the six
	months ended
	June 30, 2003
	(Unaudited)		2002	2001	2000 (5)

For a share of common stock outstanding
throughout the period:
Net asset value, beginning of period	7.71		11.73	7.02	0.00

Net investment income	0.09		0.23	0.17	0.04
Common stock equivalent of dividends paid to
AMPS holders	(0.03)		(0.09)	(0.14)	(0.03)
Net realized and unrealized gains (losses)
on investments	1.27		(2.98)	(1.55)	(0.50)
Total from investment operations	1.33		(2.84)	(1.52)	(0.49)
Capital contribution	0.10		2.63	6.26	10.11
Less distributions from net investment income:
Dividends paid to common shareholders	0.00		(0.14)	(0.03)	(0.01)
Less distributions from net realized gains:
Dividends paid to common shareholders	0.00		0.00	0.00	0.01
Less distributions from paid-in capital:
Return of capital to common stockholder	0.00		(3.67)	0.00	(2.60)
Total distributions	0.00		(3.81)	(0.03)	(2.60)
Net asset value, end of period	$9.14		$7.71	$11.73	$7.02
Total investment return	14.03%	(4)	-24.21%	-19.61%	-3.80%	(4)
Ratios/supplemental data:
Net assets at end of period (000s)	211,126		178,085	271,150	162,207
Average net assets (000s)	187,488		237,339	194,876	177,922
Ratio of expenses to average net assets
applicable to common stock (1)	0.49%		0.27%	0.30%	0.11%
Ratio of expenses to average net assets prior to
fee waivers (1)	0.60%		0.61%	0.62%	0.39%
Management fee waiver (2)	0.01%		0.01%	0.01%	0.01%
Administration fee waiver (3)	0.10%		0.33%	0.31%	0.27%
Ratio of net investment income to average net
assets applicable to common stock (1)	1.09%		1.34%	0.35%	0.09%
Portfolio turnover	0.38%		2.13%	1.11%	1.01%

Asset coverage per AMPS share
end of period	211,126		178,085	169,469	270,346
AMPS shares outstanding	1,000		1,000	1,600	600
Asset coverage for notes payable,
end of period	57,449%		48,459%	71,449%	42,742%
Notes payable, end of period	367,500		367,500	379,500	379,500

(1)	Ratios are calculated on the basis of income and expenses applicable to both the common and preferred stock relative to the average net assets of the common stockholder. Ratios do not reflect the effect of dividend payments to AMPS holders.
(2)	The investment management fee waiver shown above is expressed as a percentage of the average month end investments at fair value.
(3)	The administration fee waiver shown above is expressed as a percentage of total assets less liabilities.
(4)	Total investment return for the period, not annualized.
(5)	For the period from August 24, 2000 (commencement of operations) to December 31, 2000.					9

SELECT ASSET FUND III

Portfolio of Investments

June 30, 2003

(Unaudited)

No. of

Shares Market Value

COMMON STOCK

AUTOMOBILES & COMPONENTS 0.86%

AUTO COMPONENTS

2,604 COOPER TIRE & RUBBER 45,804.36

5,397 DANA CORP 62,389.32

20,223 DELPHI AUTOMOTIVE SYSTEMS 174,524.49

6,317 GOODYEAR TIRE & RUBBER CO 33,164.25

3,201 JOHNSON CONTROLS INC 274,005.60

4,718 VISTEON CORP 32,412.66

AUTOMOBILES

10,100 AUTONATION INC 158,772.00

65,960 FORD MOTOR CO 724,900.40

20,217 GENERAL MOTORS CORP 727,812.00

10,859 HARLEY DAVIDSON INC 432,839.74

TOTAL AUTOMOBILES & COMPONENTS $2,666,624.82

BANKS 7.43%

BANKS

12,679 AMSOUTH BANCORP 276,909.36

53,955 BANK OF AMERICA CORP 4,264,063.65

27,796 BANK OF NEW YORK INC 799,135.00

41,177 BANK ONE CORP 1,530,960.86

16,936 BB&T CORP 580,904.80

8,146 CHARTER ONE FINANCIAL INC 253,992.28

20,646 FIFTH THIRD BANCORP 1,183,841.64

4,546 FIRST TENNESSEE NATIONAL CORP 199,614.86

37,914 FLEET BOSTON FINANCIAL CORP 1,126,424.94

5,457 GOLDEN WEST FINANCIAL CORP 436,614.57

8,276 HUNTINGTON BANCSHARES INC 161,547.52

15,221 KEYCORP 384,634.67

8,181 MARSHALL & ILSLEY CORP 250,174.98

15,562 MELLON FINANCIAL CORP 431,845.50

22,075 NATIONAL CITY CORP 722,073.25

7,904 NORTHERN TRUST CO 330,308.16

10,183 PNC FINANCIAL CORP 497,032.23

8,007 REGIONS FINANCIAL CORP 270,476.46

12,259 SOUTHTRUST CORP 333,444.80

10,076 SUNTRUST BANKS INC 597,909.84

10,899 SYNOVUS FINANCIAL CORP 234,328.50

7,151 UNION PLANTERS CORP 221,895.53

69,135 US BANCORP 1,693,807.50

48,441 WACHOVIA CORP 1,935,702.36

29,919 WASHINGTON MUTUAL INC 1,235,654.70

60,330 WELLS FARGO CO 3,040,632.00

3,281 ZIONS BANCORP 166,051.41

10 (continued)

SELECT ASSET FUND III

Portfolio of Investments

June 30, 2003

(Unaudited)

No. of

Shares Market Value

TOTAL BANKS $23,159,981.37

CAPITAL GOODS 7.72%

AEROSPACE/DEFENSE & DEFENSE

30,334 BOEING CO 1,041,062.88

7,137 GENERAL DYNAMICS CORP 517,432.50

4,223 GOODRICH B F CO 88,683.00

30,869 HONEYWELL INTERNATIONAL INC 828,832.65

16,229 LOCKHEED MARTIN CORP 772,013.53

5,365 NORTHROP GRUMMAN CORP 462,945.85

14,780 RAYTHEON CO 485,375.20

6,365 ROCKWELL COLLINS 156,769.95

16,815 UNITED TECHNOLOGIES CORP 1,191,006.45

BUILDING PRODUCTS

615 AMERICAN STANDARD COS INC 45,466.95

2,097 CRANE CO 47,455.11

17,151 MASCO CORP 409,051.35

CONSTRUCTION & ENGINEERING

2,956 FLUOR CORP 99,439.84

ELECTRICAL EQUIPMENT

7,077 AMERICAN POWER CONVERSON 110,330.43

3,371 COOPER INDUSTRIES INC 139,222.30

15,157 EMERSON ELECTRIC CO 774,522.70

6,894 MOLEX INC 186,069.06

2,961 POWER-ONE INC 21,171.15

6,646 ROCKWELL INTERNATIONAL CORP 158,440.64

2,107 THOMAS AND BETTS CORP 30,446.15

INDUSTRIAL CONGLOMERATES

14,067 3M CO 1,814,361.66

360,121 GENERAL ELECTRIC CORP 10,328,270.28

4,868 TEXTRON INC 189,949.36

MACHINERY

12,377 CATERPILLAR INC 688,903.82

1,522 CUMMINS ENGINE INC 54,624.58

5,479 DANAHER CORP 372,845.95

8,591 DEERE & CO 392,608.70

7,332 DOVER CORP 219,666.72

2,724 EATON CORP 214,133.64

11,032 ILLINOIS TOOL WORKS INC 726,457.20

6,058 INGERSOLL-RAND CO 286,664.56

3,282 ITT INDUSTRIES INC 214,839.72

2,492 NAVISTAR INTERNATIONAL CORP 81,313.96

4,168 PACCAR INC 281,006.56

4,472 PALL CORP 100,620.00

11 (continued)

SELECT ASSET FUND III

Portfolio of Investments

June 30, 2003

(Unaudited)

No. of

Shares Market Value

4,304 PARKER HANNIFIN CORP 180,724.96

TRADING COMPANIES & DISTRIBUTORS

6,221 GENUINE PARTS CO 199,134.21

3,272 GRAINGER W W INC 152,998.72

TOTAL CAPITAL GOODS $24,064,862.29

COMMERCIAL SERVICES & SUPPLIES 1.96%

COMMERCIAL SERVICES & SUPPLIES

7,569 ALLIED WASTE INDUSTRIES INC 76,068.45

6,329 APOLLO GROUP INC CL A 390,879.04

21,513 AUTOMATIC DATA PROCESSING 728,430.18

3,959 AVERY DENNISON CORP 198,741.80

6,480 BLOCK H & R INC 280,260.00

29,877 CENDANT CORP 547,346.64

6,153 CINTAS CORP 218,062.32

17,536 CONCORD EFS INC 258,129.92

5,331 CONVERGYS CORP 85,296.00

1,978 DE LUXE CORP 88,614.40

4,035 DONNELLEY R R & SONS 105,474.90

5,130 EQUIFAX INC 133,380.00

26,988 FIRST DATA CORP 1,118,382.72

6,952 FISERV INC 247,560.72

8,785 IMS HEALTH INC 158,042.15

13,562 PAYCHEX INC 397,502.22

8,391 PITNEY BOWES INC 322,298.31

6,118 ROBERT HALF INTERNATIONAL INC 115,874.92

5,122 SABRE GROUP HOLDINGS INC 126,257.30

21,271 WASTE MANAGEMENT INC 512,418.39

TOTAL COMMERCIAL SERVICES & SUPPLIES $6,109,020.38

CONSUMER DURABLES & APPAREL 1.06%

HOUSEHOLD DURABLES

2,356 AMERICAN GREETINGS CL A 46,271.84

2,757 BLACK & DECKER CORP 119,791.65

2,285 CENTEX CORP 177,750.15

5,187 FORTUNE BRANDS INC 270,761.40

1,664 KB HOME 103,134.72

6,979 LEGGETT & PLATT INC 143,069.50

2,774 MAYTAG CO 67,741.08

9,897 NEWELL RUBBERMAID INC 277,116.00

2,187 PULTE CORP 134,850.42

2,107 SNAP ON TOOLS CORP 61,166.21

3,122 STANLEY WORKS 86,167.20

2,107 TUPPERWARE CORP 30,256.52

2,440 WHIRLPOOL CORP 155,428.00

12 (continued)

SELECT ASSET FUND III

Portfolio of Investments

June 30, 2003

(Unaudited)

No. of

Shares Market Value

LEISURE EQUIPMENT & PRODUCTS

3,292 BRUNSWICK CORP 82,365.84

10,331 EASTMAN KODAK CO 282,552.85

6,231 HASBRO INC 108,980.19

15,851 MATTEL INC 299,900.92

TEXTILES & APPAREL

3,880 LIZ CLAIBORNE INC 136,770.00

9,499 NIKE INC CL B 508,101.51

2,097 REEBOK INTERNATIONAL LTD 70,522.11

3,862 V F CORP 131,501.10

TOTAL CONSUMER DURABLES & APPAREL $3,294,199.21

DIVERSIFIED FINANCIALS 7.97%

DIVERSIFIED FINANCIALS

3,786 AMBAC INC 250,822.50

46,727 AMERICAN EXPRESS CO 1,953,655.87

3,534 BEAR STEARNS COS INC 255,932.28

8,205 CAPITAL ONE FINANCIAL CORP 403,521.90

185,442 CITIGROUP INC 7,936,917.60

4,753 COUNTRYWIDE CREDIT INC 330,666.21

24,803 FEDERAL HOME LOAN MORTGAGE CORP 1,259,248.31

35,282 FEDERAL NATIONAL MORTGAGE ASSOCIATION 2,379,418.08

3,900 FEDERATED INVESTORS CL B 106,938.00

9,146 FRANKLIN RESOURCES INC 357,334.22

300 GOLDMAN SACHS GROUP INC 25,125.00

8,599 JANUS CAPITAL GROUP INC 141,023.60

73,148 JP MORGAN CHASE & CO 2,500,198.64

8,756 LEHMAN BROTHERS HOLDINGS INC 582,098.88

46,074 MBNA CORP 960,182.16

33,558 MERRILL LYNCH & CO 1,566,487.44

5,351 MOODYS CORP 282,051.21

39,201 MORGAN STANLEY DEAN WITTER & CO 1,675,842.75

4,374 PRICE T ROWE GROUP INC 165,118.50

10,449 PROVIDIAN FINANCIAL CORP 96,757.74

48,685 SCHWAB CHARLES CORP 491,231.65

16,268 SLM CORP 637,217.56

12,013 STATE STREET CORP 473,312.20

TOTAL DIVERSIFIED FINANCIALS $24,831,102.30

ENERGY 5.68%

ELECTRIC UTILITIES

11,047 CENTERPOINT ENERGY INC 90,033.05

ENERGY EQUIPMENT & SERVICES

12,122 BAKER HUGHES INC 406,935.54

13 (continued)

SELECT ASSET FUND III

Portfolio of Investments

June 30, 2003

(Unaudited)

No. of

Shares Market Value

5,742 BJ SERVICES CO 214,521.12

15,754 HALLIBURTON CO 362,342.00

5,225 NABORS INDUSTRIES LTD 206,648.75

4,794 NOBLE CORP. 164,434.20

3,367 ROWAN COS INC 75,420.80

11,545 TRANSOCEAN SEDCO FOREX INC 253,643.65

OIL & GAS

3,198 AMERADA HESS CORP 157,277.64

9,023 ANADARKO PETROLEUM CORP 401,252.81

5,818 APACHE CORP 378,519.08

2,435 ASHLAND INC 74,705.80

7,241 BURLINGTON RESOURCES INC 391,520.87

38,484 CHEVRONTEXACO CORP 2,778,544.80

24,499 CONOCOPHILLIPS 1,342,545.20

5,753 DEVON ENERGY CORP 307,210.20

4,116 EOG RESOURCES INC 172,213.44

240,674 EXXON MOBIL CORP 8,642,603.34

3,623 KERR MCGEE CORP 162,310.40

11,209 MARATHON OIL CORP 295,357.15

13,659 OCCIDENTAL PETROLEUM CORP 458,259.45

2,785 SUNOCO INC 105,105.90

9,259 UNOCAL CORP 265,640.71

TOTAL ENERGY $17,707,045.90

FOOD & DRUG RETAILING 1.09%

FOOD & DRUG RETAILING

13,252 ALBERTSONS INC 254,438.40

14,150 CVS CORP 396,624.50

27,175 KROGER CO 453,279.00

15,922 SAFEWAY INC 325,764.12

4,797 SUPERVALUE INC 102,272.04

23,421 SYSCO CORP 703,566.84

36,883 WALGREEN CO 1,110,178.30

5,051 WINN-DIXIE STORES INC 62,177.81

TOTAL FOOD & DRUG RETAILING $3,408,301.01

FOOD BEVERAGE & TOBACCO 5.42%

BEVERAGES

30,036 ANHEUSER BUSCH COS 1,533,337.80

2,139 BROWN FORMAN INC CL B 168,168.18

88,740 COCA COLA CO 4,118,423.40

16,273 COCA COLA ENTERPRISES INC 295,354.95

1,356 COORS ADOLPH CO CL B 66,416.88

9,876 PEPSI BOTTLING GROUP INC 197,717.52

61,914 PEPSICO INC 2,755,173.00

14 (continued)

SELECT ASSET FUND III

Portfolio of Investments

June 30, 2003

(Unaudited)

No. of

Shares Market Value

FOOD PRODUCTS

23,246 ARCHER DANIELS MIDLAND CO 299,176.02

14,831 CAMPBELL SOUP CO 363,359.50

19,374 CONAGRA INC 457,226.40

45 DEL MONTE FOODS CO 397.80

13,317 GENERAL MILLS INC 631,358.97

12,631 HEINZ H J CO 416,570.38

4,678 HERSHEY FOODS CORP 325,869.48

14,631 KELLOGG CO 502,867.47

5,000 MCCORMICK & CO 136,000.00

28,004 SARA LEE CORP 526,755.24

8,079 WRIGLEY WILLIAM JR CO 454,282.17

TOBACCO

72,928 ALTRIA GROUP INC 3,313,848.32

2,996 RJ REYNOLDS TOBACCO HOLDINGS 111,481.16

6,058 UST INC 212,211.74

TOTAL FOOD BEVERAGE & TOBACCO $16,885,996.38

HEALTH CARE EQUIPMENT & SERVICES 3.64%

HEALTH CARE EQUIPMENT & SUPPLIES

7,566 APPLEREA CORP-APPLIED BIOSYS 143,980.98

1,852 BARD C R INC 132,066.12

1,936 BAUSCH & LOMB INC 72,600.00

21,528 BAXTER INTERNATIONAL INC 559,728.00

9,167 BECTON DICKINSON & CO 356,137.95

9,298 BIOMET INC 266,480.68

14,753 BOSTON SCIENTIFIC CORP 901,408.30

11,136 GUIDANT CORP 494,327.04

43,908 MEDTRONIC INC 2,106,266.76

6,506 ST. JUDE MEDICAL INC 374,095.00

7,166 STRYKER CORP 497,105.42

7,055 ZIMMER HLDGS INC 317,827.75

HEALTH CARE PROVIDERS & SERVICES

5,485 AETNA US HEALTHCARE 330,197.00

4,949 ANTHEM INC 381,815.35

16,051 CARDINAL HEALTH INC 1,032,079.30

5,054 CIGNA CORP 237,234.76

18,400 HCA - THE HEALTHCARE COMPANY 589,536.00

5,856 HUMANA INC 88,425.60

3,237 MANOR CARE INC 80,957.37

10,442 MCKESSON HBOC INC 373,197.08

3,800 QUEST DIAGNOSTICS INC 242,440.00

4,307 QUINTILES TRANSNATIONAL CORP 61,116.33

16,850 TENET HEALTHCARE CORP 196,302.50

21,304 UNITEDHEALTH GROUP INC 1,070,526.00

5,217 WELLPOINT HEALTH NETWORKS 439,793.10

15 (continued)

SELECT ASSET FUND III

Portfolio of Investments

June 30, 2003

(Unaudited)

No. of

Shares Market Value

TOTAL HEALTH CARE EQUIPMENT & SERVICES $11,345,644.39

HOTELS RESTAURANTS & LEISURE 0.90%

HOTELS RESTAURANTS & LEISURE

1,400 CARNIVAL CORPORATION 45,514.00

6,044 DARDEN RESTAURANTS INC 114,715.12

3,946 HARRAHS ENTERTAINMENT INC 158,787.04

13,562 HILTON HOTELS CORP 173,457.98

15 INTERNATIONAL GAME TECHNOLOGY 1,534.95

8,368 MARRIOTT INTERNATIONAL CL A 321,498.56

45,890 MCDONALDS CORP 1,012,333.40

14,078 STARBUCKS CORP 345,192.56

7,254 STARWOOD HOTELS & RESORTS 207,391.86

4,120 WENDYS INTERNATIONAL INC 119,356.40

10,495 YUM! BRANDS INC 310,232.20

TOTAL HOTELS RESTAURANTS & LEISURE $2,810,014.07

HOUSEHOLD & PERSONAL PRODUCTS 2.69%

HOUSEHOLD PRODUCTS

7,845 CLOROX CO 334,589.25

19,337 COLGATE PALMOLIVE CO 1,120,579.15

18,311 KIMBERLY CLARK CORP 954,735.54

46,625 PROCTER & GAMBLE CO 4,158,017.50

PERSONAL PRODUCTS

2,108 ALBERTO CULVER CO CL B 107,718.80

8,507 AVON PRODUCTS INC 529,135.40

36,758 GILLETTE CO 1,171,109.88

TOTAL HOUSEHOLD & PERSONAL PRODUCTS $8,375,885.52

INSURANCE 4.30%

INSURANCE

7,129 ACE LTD ORD 244,453.41

18,508 AFLAC INC 569,121.00

25,336 ALLSTATE CORP 903,228.40

94,005 AMERICAN INTERNATIONAL GROUP 5,187,195.90

11,243 AON CORP 270,731.44

6,641 CHUBB CORP 398,460.00

5,807 CINCINNATI FINANCIAL CORP 215,381.63

9,128 HARTFORD FINANCIAL SERVICES GROUP INC 459,686.08

5,153 JEFFERSON PILOT CORP 213,643.38

10,440 JOHN HANCOCK FINANCIALSERVICES INC 320,821.20

6,357 LINCOLN NATIONAL CORP 226,499.91

6,644 LOEWS CORP 314,194.76

19,283 MARSH & MCLENNAN COS INC 984,782.81

16 (continued)

SELECT ASSET FUND III

Portfolio of Investments

June 30, 2003

(Unaudited)

No. of

Shares Market Value

5,207 MBIA INC 253,841.25

27,361 METLIFE 774,863.52

3,507 MGIC INVESTMENT CORP 163,566.48

7,830 PROGRESSIVE CORP 572,373.00

4,976 SAFECO CORP 175,553.28

7,572 ST. PAUL COS INC 276,453.72

4,196 TORCHMARK CORP 156,301.00

36,279 TRAVELERS PROPERTY & CASUALTY CLASS B 572,119.83

10,371 UNUMPROVIDENT CORP 139,075.11

TOTAL INSURANCE $13,392,347.11

MATERIALS 2.76%

CHEMICALS

8,166 AIR PRODUCTS & CHEMICALS INC 339,705.60

32,950 DOW CHEMICAL CO 1,020,132.00

35,894 DUPONT DE NEMOURS & CO 1,494,626.16

2,779 EASTMAN CHEMICAL 88,010.93

9,454 ECOLAB INC 242,022.40

4,532 ENGLEHARD CORP 112,257.64

1,762 GREAT LAKES CHEMICAL CORP 35,944.80

3,963 HERCULES INC 39,233.70

3,361 INTERNATIONAL FLAVORS & FRAGRANCES 107,316.73

9,428 MONSANTO CO 204,021.92

6,157 PPG INDUSTRIES INC 312,406.18

5,811 PRAXAIR INC 349,241.10

8,008 ROHM & HAAS CO 248,488.24

2,506 SIGMA-ALDRICH CORP 135,775.08

CONSTRUCTION MATERIALS

3,615 VULCAN MATERIALS CO 134,008.05

CONTAINERS & PACKAGING

2,017 BALL CORP 91,793.67

1,943 BEMIS CO 90,932.40

5,730 PACTIV CORP 112,938.30

3,034 SEALED AIR CORP 144,600.44

1,938 TEMPLE INLAND INC 83,159.58

METALS & MINING

30,500 ALCOA INC 777,750.00

2,956 ALLEGHENY TECHNOLOGIES INC 19,509.60

5,222 FREEPORT-MCMORAN COPPER CL B 127,939.00

14,540 NEWMONT MINING CORP 471,968.40

2,773 NUCOR CORP 135,461.05

2,800 PHELPS DODGE CORP 107,352.00

3,713 UNITED STATES STEEL CORP 60,781.81

3,123 WORTHINGTON INDUSTRIES INC 41,848.20

PAPER & FOREST PRODUCTS

17 (continued)

SELECT ASSET FUND III

Portfolio of Investments

June 30, 2003

(Unaudited)

No. of

Shares Market Value

2,107 BOISE CASCADE CORP 50,357.30

8,999 GEORGIA PACIFIC CORP 170,531.05

17,247 INTERNATIONAL PAPER CO 616,235.31

3,794 LOUISIANA PACIFIC CORP 41,126.96

7,222 MEADWESTVACO CORP 178,383.40

7,922 WEYERHAEUSER CO 427,788.00

TOTAL MATERIALS $8,613,647.00

MEDIA 4.31%

MEDIA

162,064 AOL TIME WARNER 2,607,609.76

22,130 CLEAR CHANNEL COMMUNICATIONS INC 938,090.70

79,453 COMCAST CORP CL A 2,397,891.54

73,620 DISNEY WALT CO 1,453,995.00

2,933 DOW JONES & CO 126,206.99

9,699 GANNETT CO INC 744,980.19

14,009 INTERPUBLIC GROUP COS INC 187,440.42

2,938 KNIGHT-RIDDER INC 202,516.34

6,891 MCGRAW-HILL COS INC 427,242.00

1,766 MEREDITH CORP 77,704.00

5,477 NEW YORK TIMES CO CL A 249,203.50

6,831 OMNICOM GROUP INC 489,782.70

11,161 TRIBUNE CO 539,076.30

7,454 UNIVISION COMMUNICATIONS INC 226,601.60

63,286 VIACOM INC CL B 2,763,066.76

TOTAL MEDIA $13,431,407.80

PHARMACEUTICALS & BIOTECHNOLOGY 11.23%

BIOTECHNOLOGY

35,970 AMGEN INC 2,409,270.60

5,398 BIOGEN INC 205,124.00

6,724 CHIRON CORP 293,973.28

7,608 MEDIMMUNE INC 276,702.96

PHARMACEUTICALS

56,252 ABBOT LABORATORIES 2,461,587.52

4,728 ALLERGAN INC 364,528.80

69,821 BRISTOL MYERS SQUIBB CO 1,895,640.15

13,074 FOREST LABS 715,801.50

106,991 JOHNSON & JOHNSON 5,531,434.70

8,721 KING PHARMACEUTICALS INC 128,721.96

40,515 LILLY ELI & CO 2,794,319.55

80,811 MERCK & CO INC 4,893,106.05

284,491 PFIZER INC 9,715,367.65

52,899 SCHERING PLOUGH 983,921.40

3,879 WATSON PHARMACEUTICALS INC 156,595.23

47,853 WYETH 2,179,704.15

18 (continued)

SELECT ASSET FUND III

Portfolio of Investments

June 30, 2003

(Unaudited)

No. of

Shares Market Value

TOTAL PHARMACEUTICALS & BIOTECHNOLOGY $35,005,799.50

REAL ESTATE 0.04%

REAL ESTATE

3,400 APARTMENT INVESTMENT & MANAGEMENT 117,640.00

TOTAL REAL ESTATE $117,640.00

RETAILING 6.47%

MULTILINE RETAIL

4,217 BIG LOTS INC 63,423.68

16,430 COSTCO WHOLESALE CORP 601,338.00

3,031 DILLARDS INC CL A 40,827.57

12,050 DOLLAR GENERAL 220,033.00

6,230 FAMILY DOLLAR STORES 237,674.50

6,740 FEDERATED DEPARTMENT STORES INC 248,369.00

12,227 KOHLS CORP 628,223.26

10,355 MAY DEPARTMENT STORES CO 230,502.30

4,888 NORDSTROM INC 95,413.76

9,696 PENNEY JC INC 163,377.60

11,067 SEARS ROEBUCK & CO 372,293.88

32,775 TARGET CORP 1,240,206.00

157,767 WAL MART STORES INC 8,467,354.89

SPECIALTY RETAIL

3,235 AUTOZONE INC 245,762.95

10,628 BED BATH & BEYOND INC 412,472.68

11,581 BEST BUY INC 508,637.52

7,483 CIRCUIT CITY STORES 65,850.40

32,127 GAP INC 602,702.52

82,792 HOME DEPOT 2,742,071.04

18,781 LIMITED INC 291,105.50

28,046 LOWES COS 1,204,575.70

4,046 MONSTER WORLDWIDE INC 79,827.58

11,113 OFFICE DEPOT INC 161,249.63

6,042 RADIOSHACK CORP 158,965.02

5,284 SHERWIN WILLIAMS CO 142,033.92

17,544 STAPLES INC 321,932.40

5,217 TIFFANY & CO 170,491.56

18,356 TJX COS INC 345,827.04

7,667 TOYS R US 92,924.04

TOTAL RETAILING $20,155,466.94

SOFTWARE & SERVICES 5.23%

INTERNET SOFTWARE & SERVICES

21,745 YAHOO INC 712,366.20

19 (continued)

SELECT ASSET FUND III

Portfolio of Investments

June 30, 2003

(Unaudited)

No. of

Shares Market Value

IT CONSULTING & SERVICES

6,742 COMPUTER SCIENCES CORP 257,005.04

17,257 ELECTRONIC DATA SYSTEMS CORP 370,162.65

11,818 UNISYS CORP 145,125.04

SOFTWARE

8,380 ADOBE SYSTEMS INC 268,746.60

4,026 AUTODESK INC 65,060.16

8,373 BMC SOFTWARE INC 136,731.09

5,919 CITRIX SYSTEMS INC 120,510.84

20,800 COMPUTER ASSOCIATES INTERNATIONAL INC 463,424.00

13,662 COMPUWARE CORP 78,829.74

7,372 INTUIT INC 328,275.16

3,033 MERCURY INTERACTIVE CORP 117,104.13

385,670 MICROSOFT CORP 9,877,008.70

13,241 NOVELL INC 40,782.28

188,915 ORACLE CORP 2,270,758.30

9,537 PARAMETRIC TECHNOLOGY CORP 29,087.85

11,393 PEOPLESOFT INC 200,402.87

17,674 SIEBEL SYSTEMS 168,609.96

5,300 SYMANTEC CORP 232,458.00

14,929 VERITAS SOFTWARE CO 428,014.43

TOTAL SOFTWARE & SERVICES $16,310,463.04

TECHNOLOGY HARDWARE & EQUIPMENT 7.79%

COMPUTERS & PERIPHERALS

13,177 APPLE COMPUTER INC 251,944.24

92,583 DELL COMPUTER CORP 2,958,952.68

78,822 EMC CORP 825,266.34

11,713 GATEWAY INC 42,752.45

109,990 HEWLETT PACKARD CO 2,342,787.00

62,260 IBM CORP 5,136,450.00

4,549 LEXMARK INTERNATIONAL GROUP INC CL A 321,932.73

3,439 NCR CORP 88,107.18

12,228 NETWORK APPLIANCE INC 198,215.88

116,381 SUN MICROSYSTEMS 535,352.60

ELECTRONIC EQUIPMENT & INSTRUMENTS

16,966 AGILENT TECHNOLOGIES INC 331,685.30

7,166 JABIL CIRCUIT INC 158,368.60

1,774 MILLIPORE CORP 78,712.38

4,556 PERKINELMER INC 62,918.36

10,258 SANMINA CORP 64,727.98

23,438 SOLECTRON CORP 87,658.12

8,351 SYMBOL TECHNOLOGIES 108,646.51

3,098 TEKTRONIX INC 66,916.80

5,876 THERMO ELECTRON CORP 123,513.52

4,515 WATERS CORP 131,521.95

20 (continued)

SELECT ASSET FUND III

Portfolio of Investments

June 30, 2003

(Unaudited)

No. of

Shares Market Value

SEMICONDUCTOR EQUIPMENT & PRODUCTS

12,489 ADVANCED MICRO DEVICES 80,054.49

13,822 ALTERA CORP 226,680.80

13,131 ANALOG DEVICES INC 457,221.42

59,693 APPLIED MATERIALS INC 946,730.98

10,967 APPLIED MICRO CIRCUITS CORP 66,350.35

10,051 BROADCOM CORP 250,370.41

235,398 INTEL CORP 4,892,512.03

6,824 KLA INSTRUMENTS CORP 317,247.76

11,257 LINEAR TECHNOLOGY CORP 362,587.97

13,490 LSI LOGIC CORP 95,509.20

11,732 MAXIM INTEGRATED PRODUCTS 401,117.08

21,925 MICRON TECHNOLGY INC 254,987.75

6,580 NATIONAL SEMICONDUCTOR CORP 129,757.60

5,421 NOVELLUS SYSTEMS INC 198,522.44

3,370 QLOGIC CORP 162,872.10

6,664 TERADYNE INC 115,353.84

62,295 TEXAS INSTRUMENTS 1,096,392.00

12,121 XILINK INC 306,782.51

TOTAL TECHNOLOGY HARDWARE & EQUIPMENT $24,277,481.35

TECHNOLOGY HARDWARE & TOOLS & 2.45%

EQUIPMENT

COMMUNICATIONS EQUIPMENT

28,923 ADC TELECOMMUNICATIONS INC 67,332.74

2,838 ANDREW CORP 26,109.60

13,698 AVAYA INC 88,489.08

252,898 CISCO SYSTEMS INC 4,195,577.82

6,738 COMVERSE TECHNOLOGY INC 101,272.14

45,649 CORNING INC 337,346.11

51,507 JDS UNIPHASE CORP 180,789.57

149,023 LUCENT TECHNOLOGIES INC 302,516.69

83,477 MOTOROLA INC 787,188.11

28,453 QUALCOMM INC 1,017,194.75

5,343 SCIENTIFIC ATLANTA 127,377.12

14,823 TELLABS INC 97,387.11

OFFICE ELECTRONICS

29,871 XEROX CORP 316,333.89

TOTAL TECHNOLOGY HARDWARE & TOOLS & $7,644,914.73

EQUIPMENT

TELECOMMUNICATION SERVICES 4.02%

DIVERSIFIED TELECOMMUNICATION

SERVICES

11,200 ALLTEL CORP 540,064.00

26,168 AT&T CORP 503,734.00

66,563 BELLSOUTH CORP 1,772,572.69

5,143 CENTURYTEL INC 179,233.55

21 (continued)

SELECT ASSET FUND III

Portfolio of Investments

June 30, 2003

(Unaudited)

No. of

Shares Market Value

10,195 CITIZENS COMMUNICATIONS CO 131,413.55

61,078 QWEST COMMUNICATIONS INTERNATIONAL 291,952.84

119,749 SBC COMMUNICATIONS INC 3,059,586.95

32,372 SPRINT CORP 466,156.80

99,078 VERIZON COMMUNICATIONS 3,908,627.10

WIRELESS TELECOMMUNICATION SERVICES

97,735 AT&T WIRELESS SERVICES 802,404.35

37,052 NEXTEL COMMUNICATIONS INC CL A 669,900.16

36,869 SPRINT CORP PCS GROUP 211,996.75

TOTAL TELECOMMUNICATION SERVICES $12,537,642.74

TRANSPORTATION 0.86%

AIR FREIGHT & COURIERS

10,791 FEDEX CORP 669,365.73

AIRLINES

4,468 DELTA AIR LINES INC 65,590.24

28,032 SOUTHWEST AIRLINES CO 482,150.40

ROAD & RAIL

13,431 BURLINGTON NORTHERN SANTA FE 381,977.64

7,663 CSX CORP 230,579.67

14,078 NORFOLK SOUTHERN CORP 270,297.60

2,280 RYDER SYSTEMS INC 58,413.60

9,194 UNION PACIFIC CORP 533,435.88

TOTAL TRANSPORTATION $2,691,810.76

UTILITIES 3.08%

ELECTRIC UTILITIES

22,036 AES CORP 139,928.60

4,552 ALLEGHENY ENERGY INC 38,464.40

5,822 AMEREN CORP 256,750.20

14,213 AMERICAN ELECTRIC POWER INC 423,973.79

13,757 CALPINE CORP 90,796.20

6,368 CINERGY CORP 234,278.72

5,229 CMS ENERGY CORP 42,354.90

8,061 CONSOLIDATED EDISON INC 348,880.08

5,991 CONSTELLATION ENERGY GROUP 205,491.30

10,544 DOMINION RESOURCES INC 677,662.88

6,070 DTE ENERGY CO 234,544.80

30,207 DUKE POWER CO 602,629.65

11,701 EDISON INTERNATIONAL 192,247.43

8,088 ENTERGY CORP 426,884.64

11,638 EXELON CORP 696,068.78

10,674 FIRSTENERGY CORP 410,415.30

6,571 FPL GROUP INC 439,271.35

22 (continued)

SELECT ASSET FUND III

Portfolio of Investments

June 30, 2003

(Unaudited)

No. of

Shares Market Value

14,554 MIRANT CORP 42,206.60

14,746 PG&E CORP 311,877.90

3,328 PINNACLE WEST CAPITAL CORP 124,633.60

6,107 PPL CORP 262,601.00

8,722 PROGRESS ENERGY INC 382,895.80

8,104 PUBLIC SERVICE ENTERPRISE GROUP 342,394.00

26,016 SOUTHERN CO 810,658.56

5,632 TECO ENERGY 67,527.68

11,515 TXU CORP 258,511.75

14,368 XCEL ENERGY INC 216,094.72

GAS UTILITIES

21,363 EL PASO CORP 172,613.04

5,646 KEYSPAN CORP 200,150.70

4,378 KINDER MORGAN INC 239,257.70

1,603 NICOR INC 59,487.33

9,444 NISOURCE INC 179,436.00

1,261 PEOPLES ENERGY CORP 54,084.29

7,517 SEMPRA ENERGY 214,460.01

MULTI-UTILITIES

13,407 DYNEGY INC 56,309.40

17,313 WILLIAMS COS INC 136,772.70

TOTAL UTILITIES $9,592,615.80

TOTAL COMMON STOCK $308,429,914.41

OTHER

CASH EQUIVALENTS 1.04%

CASH EQUIVALENTS

3,235,979 JANUS INSTL MONEY MARKET SER 2 3,235,978.55

TOTAL CASH EQUIVALENTS $3,235,978.55

TOTAL OTHER $3,235,978.55

TOTAL INVESTMENTS - (cost $386,980,195) 100.00% $311,665,892.96

See accompanying notes to financial statements

23